UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       			Nancy D. Osborn, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2005





ITEM 1. SCHEDULES OF INVESTMENTS.

BBH INFLATION INDEXED SECURITIES FUND
-------------------------------------
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

	Principal
	Amount														Value
			U.S. TREASURY NOTES AND BONDS (83%)
	32,054,874		0.875%, 4/15/2010 Tips1									$30,792,713
	28,683,995		1.875%, 7/15/2013 Tips1									28,769,158
	25,752,060		2.000%, 7/15/2014 Tips1									26,029,693
	97,810,389		2.375%, 1/15/2025 Tips1									103,258,721
	81,511,668		3.000%, 7/15/2012 Tips1									87,847,896
	13,006,200		3.375%, 1/15/2007 Tips1,2								13,355,234
	24,178,879		3.375%, 1/15/2012 Tips1									26,504,210
	19,689,685		3.375%, 4/15/2032 Tips1									25,604,290
	30,031,349		3.875%, 1/15/2009 Tips1									32,246,161
	56,229,302		3.875%, 4/15/2029 Tips1									74,062,980
	8,373,790		U.S. Treasury Notes Tips1								8,187,340
	43,925,388		U.S. Treasury Notes Tips1								28,876,152
																----------
			Total U.S. Treasury Notes And Bonds								485,534,548
																------------
			(Identified cost $488,381,122)
																Value
			CORPORATE BONDS (7.7%)
	2,750,000		Allstate Life Global Funding Trust
				 4.560% 3/1/20103 									2,654,767
	3,000,000		Bear Stearns & Co., Inc.2 3.980%, 1/30/20093					3,013,626
	2,500,000		Cox Communications, Inc. 3.95, 12/14/20073					2,512,910
	5,000,000		DaimlerChrysler NA Holding Corp. 3.150%, 11/17/063				5,001,820
	5,000,000		Ford Motor Credit Co.4.308%, 9/28/20073						4,895,490
	2,500,000		General Motors Acceptance Corp.6.125%,8/28/2007					2,495,643
	5,000,000		General Motors Acceptance Corp. 4.60188%, 9/23/083				4,759,170
	3,000,000		International Lease Finance Corp. 3.541%, 1/15/20103				2,994,141
	2,000,000		Lennar Corp. 4.180%, 3/19/20093							2,006,548
	2,590,000		Merrill Lynch & Co., Inc. 4.670%, 3/2/20093					2,520,718
	4,000,000		Pemex Project Funding Master Trust 4.710%, 6/15/10 144A3,4			4,120,000
	8,500,000		SLM Corp. 5.640%, 1/31/20143								8,424,095
																---------
			Total Corporate Bonds										45,398,928
																------------
			(Identified cost $45,868,435)

			ASSET BACKED SECURITIES (3.4%)
	3,000,000		Banc One Issuance Trust 2004-C1 3.450%, 11/15/20113				3,014,337
	5,000,000		Capital One Multi-Asset Execution Trust 2002-C1 6.138%,  7/15/2010	5,219,117
	3,505,000		Citibank Credit Card Issuance Trust 2001-C1 7.450%, 9/15/2007		3,520,828
	3,000,000		Citibank Credit Card Issuance Trust 2001-B1 4.10%, 9/15/20073		3,053,528
	5,000,000		MBNA Credit Card Master Note Trust 2003-C1 5.088, 6/15/20123		5,284,028

			Total Asset Backed Securities
																---------
			(Identified cost $19,999,859)									20,091,838
			FOREIGN GOVERNMENT BONDS (3.4%)								----------
	EUR 5,377,389	Hellenic Republic 2.900% 7/25/2025							7,819,852
	24,996,370	Mexican Udibonos 3.500% 12/19/20131								2,138,510
	EUR 7,805,925	Republic of Italy Bond 2.15% 9/15/2141						10,179,580
			Total Foreign Government Bonds								----------
			(Identified cost $20,462,314)									20,137,942
        															-----------

BBH INFLATION INDEXED SECURITIES FUND
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)

	Principal
	Amount				 		 								Value
			MUNICIPAL BONDS (2.0%)
	11,809,875		Tennessee Valley Authority 3.375%, 1/15/20071
			(Identified cost $12,244,306)									$12,108,074
																-------------
			US GOVERNMENT AGENCY (0.6%)
	5,500,000		Federal National Mortgage Assoc. 4.50% 8/4/2008
			(Identified cost $5,497,800)									5,487,454
																---------
	TOTAL INVESTMENTS (identified cost $592,453,836)5				100.10%		$588,758,784
	LIABILITIES IN EXCESS OF OTHER ASSETS						-0.1			-4,382,388
        												-----------------	-----------------
NET ASSETS												100.00%		$584,376,396
													=================	=================


1	Inflation Protected Security.

2	Security held as collateral on future contracts.

3	Variable rate instrument. Interest rates change
	on specific dates (such as a coupon or interest payment date).
	 The yield shown represents the July 31, 2005 coupon rate.

4	 Securites exempt from registration under Rule 144A
	   of the Security Act of 1993. These securities may be resold. in transactions exempt from registraton, normally to qualified institutional buyers.
	 Total market value of 144A
	securities owned at July 31, 2005 was
	 $4,120,000 or 1% of net assets.

5	The aggregate cost for federal income tax purposes is
	$592,453,836, the aggregate gross unrealized appreciation is $1,146,743, and the aggregate gross unrealized depreciation is $4,841,795, resulting in net unrealized depreciation of $3,695,052

EUR	  Euro

	Securities with an aggregate market value of $35,010,643 have been segregated with primary dealers of U.S. Government
      Obligations as
	designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

	                                               Repurchase
	Counter-Party     Rate             Date         Security                                       Value

      LBI Lehman
      Government						 	U.S, Treasury
	Securities, Inc. 3.460%           08/29/2005    Notes 3.000%, 7/15/2012         		$35,010,643

	A summary of obligations under open futures contracts at July 31, 2005 is as follows:

            Expiration                                                        Base Contract Unrealized
Position    Date             Contracts	Note/Bond          Value		Depreciation
Short       09/05/2015       750          U.S. Treasury Note $83,363,285      $140,625

	As of July 31, 2005, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

        Portfolio holdings are shown as of the date indicated.
         Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list list is not indicative of future portfolio composition.
        These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

       For more complete information on the fund, call
       1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
       You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
       Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

       The BBH Fund Family is managed by Brown Brothers Harriman.
       The Distributor is Edgewood Services, Inc.
       Date of first use: 8/05.

BBH INTERNATIONAL EQUITY FUND
--------------------------------
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

Shares															Value
---------------			COMMON STOCKS   97.3%
					AUSTRALIA   8.5%
					CONSUMER DISCRETIONARY
374,821				Coles Myer, Ltd.								 	$2,671,510
																----------
					CONSUMER STAPLES
1,233,043				Foster's Group, Ltd.								5,093,688
																---------
					DIVERSIFIED OPERATIONS
8,583					Wesfarmers, Ltd.									258,681
																-------
					ENERGY
326,000				Woodside Petroleum, Ltd.							7,436,652
																----------
					FINANCE
319,000				Lend Lease Corp., Ltd.								3,166,407
231,501				National Australia Bank, Ltd.							5,481,041
																----------
																8,647,448
					INDUSTRIALS 									----------
508,263				Amcor, Ltd.										2,703,307
																----------
					TELECOMMUNICATIONS
1,097,796				Telstra Corp.									4,228,508
																-----------
					Total Australia									31,039,794
																----------
					BELGIUM   1.8%
					FINANCE
141,027				Fortis										4,116,282
																---------
					UTILITIES
5,094					Electrabel SA									2,316,962
																---------
					Total Belgium									6,433,244
																-----------
					DENMARK   1.2%
					HEALTH CARE
87,200				Novo Nordisk A/S									4,512,542
																--------
					Total Denmark									4,512,542
																----------
					FINLAND   1.2%
					MATERIALS
133,600				UPM-Kymmene Oyj									2,591,791
																---------
					TELECOMMUNICATIONS
110,000				Nokia Oyj										1,754,663
																----------
					Total Finland									4,346,454

      															-----------

BBH INTERNATIONAL EQUITY FUND
------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)

Shares															Value
---------			COMMON STOCKS (continued)
				FRANCE   7.8%
				CONSUMER STAPLES
44,000			L'Oreal SA								 			$3,473,192
																----------
				DIVERSIFIED OPERATIONS
44,000			LVMH Moet Hennessy Louis Vuitton SA							3,647,990
																-----------
				ENERGY
39,603			Total SA											9,900,796
																-----------
				FINANCE
38,891			Societe Generale										4,243,535
																-----------
				INDUSTRIALS
60,778			Compagnie de Saint-Gobain								3,639,981
																------------
				MEDIA
124,900			Societe Television Francaise1								3,478,583
																-----------
				Total France										28,384,077
																-----------
				GERMANY   4.4%
				FINANCE
111,798			Bayer Hypo- und Vereinsbank AG2							2,941,718
																---------
				HEALTH CARE
52,000			Altana AG											2,725,915
																---------
				MATERIALS
109,724			Bayer AG											3,914,831
																----------
				UTILITIES
97,400			RWE AG											6,505,395
																-----------
				Total Germany										16,087,859
																------------
				HONG KONG   8.0%
				DIVERSIFIED OPERATIONS
450,000			Hutchison Whampoa, Ltd.									4,381,925
55,200			Jardine Matheson Holdings, Ltd.							1,007,574
710,000			Wharf Holdings, Ltd.									2,648,498
																-----------
																8,037,997
				ENERGY 											-----------
7,800,000			CNOOC, LTD.											5,415,960
																------------
				TELECOMMUNICATIONS
980,000			China Mobile (Hong Kong), Ltd.							3,947,447
																-----------

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)

																Value
Shares
--------------		COMMON STOCKS (continued)
				HONG KONG (continued)
				UTILITIES
720,000			CLP Holdings, Ltd.									$4,155,110
2,300,000			Hong Kong & China Gas Co.								4,786,525
584,500			Hong Kong Electric Holdings, Ltd.							2,777,564
																----------
																11,719,199
																-----------
				Total Hong Kong 										29,120,603
																-----------
				ITALY   1.8%
				FINANCE
1,307,800			Banca Intesa SpA										6,346,385
																----------
				Total Italy											6,346,385
																----------

				JAPAN   29.0%
				CONSUMER DISCRETIONARY
148,000			Denso Corp.											3,578,165
72,000			Honda Motor Co., Ltd.									3,716,130
196,000			Matsushita Electric Industrial Co., Ltd.						3,185,900
83,000			Sony Corp.											2,714,856
135,300			Toyota Motor Corp.									5,134,947
																-----------
																18,329,998
																------------
				CONSUMER STAPLES
23,000			Hoya Corp.											2,838,788
62,000			Ito En, Ltd.1										3,043,037
134,000			Kao Corp.											3,066,735
																-----------
																8,948,560
																------------
				FINANCE
362				Millea Holdings, Inc.									4,740,822
290,000			Mitsubishi Estate Co., Ltd.								3,213,134
400				Mitsubishi Tokyo Financial Group, Inc.						3,362,223
450,000			Nikko Cordial Corp.									1,917,156
																------------
																13,233,335
																-------------
				HEALTH CARE
106,110			Astellas Pharma, Inc.									3,451,104
154,600			Eisai Co., Ltd.										5,251,217
194,200			Takeda Pharmaceutical Co., Ltd.							9,944,198
																------------
																18,646,519
																-----------
				INDUSTRIALS
146,400			Daikin Industries, Ltd.									3,550,485
55,000			Fanuc, Ltd.											3,898,038
23,000			Hirose Electric Co., Ltd.								2,392,118
324,000			Hitachi, Ltd.										1,973,066
17,500			Keyence Corp.										4,204,169
53,000			Murata Manufacturing Co., Ltd.							2,566,506
84,000			Secom Co., Ltd.										3,732,882
390				West Japan Railway Co.									1,305,089
																------------
        															23,622,353
      															-----------

BBH INTERNATIONAL EQUITY FUND
--------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)

         															Value

Shares
--------------
				COMMON STOCKS (continued)
				JAPAN (continued)
				INFORMATION TECHNOLOGY
168,200			Canon, Inc.								 			$8,283,916
34,500			Rohm Co., Ltd.										3,133,112
																----------
																11,417,028
																-----------
				MATERIALS
84,000			Shin-Etsu Chemical Co., Ltd.								3,186,429
																-----------
				TELECOMMUNICATIONS
725				KDDI Corp.											3,499,574
495				Nippon Telegraph & Telephone Corp.							2,177,217
1,575				NTT DoCoMo, Inc.										2,440,040
																----------
																8,116,831
																-----------
				Total Japan											105,501,053
																-----------

				NETHERLANDS   3.3%
				CONSUMER STAPLES
112,000			Heineken Holdings NV									3,283,334
																-----------
				FINANCE
174,658			ING Groep NV										5,276,555
																----------
				MEDIA
249,007			Reed Elsevier NV										3,386,146
																---------
				Total Netherlands										11,946,035
																----------

				NEW ZEALAND   0.9%
				TELECOMMUNICATIONS
759,011			Telecom Corp. of New Zealand, Ltd.1							3,266,426
																-----------
				Total New Zealand 									3,266,426
																-----------

				SINGAPORE   0.7%
				FINANCE
333,600			Oversea-Chinese Banking Corp., Ltd.							2,588,060
																------------
				Total Singapore										2,588,060
																-------------

				SOUTH AFRICA   0.7%
				ENERGY
87,420			Sasol, Ltd.											2,624,584
																----------
				Total South Africa									2,624,584
																--------------

BBH INTERNATIONAL EQUITY FUND
-----------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)

Shares
-------------
				COMMON STOCKS (continued)
				SOUTH KOREA   0.7%										Value
				MATERIALS
48,405			Pohang Iron & Steel Co., Ltd. (POSCO) ADR1						$2,415,410
										 							-----------
				Total South Korea											2,415,410
										 							------------

				SPAIN  4.9%
				CONSUMER DISCRETIONARY
138,000			Industria de Diseno Textil SA (Inditex)1							3,687,879
										 							-----------
				FINANCE
284,715			Banco Santander Central Hispano SA1								3,519,902
										 							-----------
				TELECOMMUNICATIONS
398,274			Telefonica SA											6,691,909
																	------------
				UTILITIES
160,248			Iberdrola SA											4,079,469
				Total Spain												17,979,159
										 							-----------

				SWEDEN 1.2%
				CONSUMER DISCRETIONARY
71,000			Hennes & Mauritz AB (B shares)								2,527,267
										 							---------
				TELECOMMUNICATIONS
570,000			Telefonaktiebolaget LM Ericsson Series B							1,959,086
										 							----------
				Total Sweden											4,486,353
																	--------

				SWITZERLAND   0.9%
				CONSUMER STAPLES
12,000			Nestle SA Registered										3,291,655
										 							--------
				Total Switzerland											3,291,655
																	-------

				TAIWAN   0.0%
				TELECOMMUNICATIONS
2,000			Chunghwa Telecom Co., Ltd. ADR									43,020
																	------
				Total Taiwan											43,020
										 							-------

				UNITED KINGDOM   20.3%
				CONSUMER DISCRETIONARY
341,164			Boots Group, Plc.											3,626,891
446,931			GKN, Plc.												2,079,413
66,805			InterContinental Hotels Group, Plc.								849,109
680,000			Kingfisher, Plc.											3,071,984
										 							-------
        																9,627,397
      																----------
																	---------
BBH INTERNATIONAL EQUITY FUND
----------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)

Shares
-------------
				COMMON STOCKS (continued)
				UNITED KINGDOM (continued)									Value
				CONSUMER STAPLES
122,000			Reckitt Benckiser, Plc.								 		$3,661,775
309,325			Unilever, Plc.											2,989,105
880,000			William Morrison Supermarkets, Plc.								2,936,988
																	----------
																	9,587,868
										 							----------
				ENERGY
1,270,053			BG Group, Plc.											10,493,644
691,217			BP, Plc.												7,618,764
168,850			Royal Dutch Shell PLC										5,192,611
										 							-------------
																	23,305,019
																	-------------
				FINANCE
160,555			Aviva, Plc.												1,842,727
286,943			HBOS, Plc.												4,363,619
523,890			Lloyds TSB Group, Plc.										4,433,595
										 							----------
																	10,639,941
										 							-----------
				HEALTH CARE
273,616			GlaxoSmithKline, Plc.										6,444,507
																	--------
				INDUSTRIALS
444,333			Brambles Industries, Plc.									2,441,852
										 							---------
				MATERIALS
135,315			BOC Group, Plc.											2,569,395
169,981			Rio Tinto, Plc.											5,653,354
																	---------
																	8,222,749
										 							----------
				UTILITIES
750,000			Centrica, Plc.											3,086,964
										 							-----------
				Total United Kingdom 										73,356,297
										 							---------

				UNITED STATES   0.0%
				CONSUMER STAPLES   0.0%
4,600			The Cheesecake Factory, Inc.3,4									0
										 							---------
				Total United States Securities								0
										 							---------
				TOTAL COMMON STOCKS (Identified cost$309,853,287)					353,769,010
										 							----------

			PUT OPTIONS (0.0%)
24,110,000		Citigroup													528,009
										 							------------
			TOTAL PUT OPTIONS (Identified cost $766,698)							528,009
										 							-------------

			SHORT-TERM INVESTMENTS (0.0%)
$16,485,000 	Brown Brothers Investment Trust Securities
		   	Lending Fund												16,485,000
		Barclays Time Deposit 3.310, 8/01/05									200,000
										 							------------
		TOTAL SHORT-TERM INVESTMENTS
		(Identified cost ($16,685,000)										16,685,000
										 							------------

TOTAL INVESTMENTS (Identified cost $327,304,985)5				102	%				$370,982,019
LIABILITIES IN EXCESS OF OTHER ASSETS						-2					-7,255,517
										 		----------				-------------
NET ASSETS 											100	%				$363,726,502
        										 	========= 				==============

BBH INTERNATIONAL EQUITY FUND
----------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)


1    Security, or a portion thereof, on loan.

2    Non-income producing security.

3 Restricted security - Total market value of the restricted security owned at July 31, 2005 was $0, or 0.0% of net assets. Acquired on April 13, 2005 at a cost of $0.01.

4    Illiquid security.

5    The aggregate cost for federal income tax purposes is
      $327,304,985, the aggregate gross unrealized appreciation is $59,316,062, and the aggregate gross unrealized depreciation is $15,639,028, resulting in net unrealized appreciation of $43,677,034.



A summary of obligations under open forward foreign currency exchange contracts outstanding at July 31, 2005 is as follows:

                                                  Contracts                                                  Unrealized
             Currency                   to Receive             Delivery Date                      Depreciation
             British Pound               5,277,500                 10/31/05                         $107,288

ADR - American Depositary Receipt.

        Portfolio holdings are shown as of the date indicated.
         Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list list is not indicative of future portfolio composition.
        These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

       For more complete information on the fund, call
       1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
       You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
       Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

       The BBH Fund Family is managed
       by Brown Brothers Harriman.
       The Distributor is Edgewood Services, Inc.
       Date of first use: 8/05.

BBH TAX-EFFICIENT EQUITY FUND
------------------------
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

	Shares														Value
			COMMON STOCKS (98.8%)
			CONSUMER DISCRETIONARY (7.5%)
	32,850	Bed, Bath & Beyond, Inc.1									$1,507,815
	31,375	Family Dollar Stores, Inc.									809,475
	48,500	La Quinta Corp.1											436,500
	27,950	Saks, Inc.1												593,099
	85,025	ServiceMaster Co.											1,168,243
																-----------
			Total Consumer Discretionary 									4,515,132
																-----------

			CONSUMER STAPLES (13.0%)
	17,100	Coca-Cola Co.											748,296
	31,715	Costco Wholesale Corp.										1,457,939
	11,625	Molson Coors Brewing Co. Cl. B								728,887
	27,650	Nestle SA Sponsored ADR										1,892,642
	23,600	PepsiCo Inc.											1,286,908
	34,054	Wal-Mart Stores, Inc.										1,680,565
																------------
			Total Consumer Staples 										7,795,237
																------------

			ENERGY (16.1%)
	32,850	Apache Corp.											2,246,940
	12,100	Arch Coal, Inc.											688,732
	11,454	ChevronTexaco Corp.										664,447
	33,325	Occidental Petroleum Corp.									2,741,981
	27,275	Peabody Energy Corp.										1,793,058
	44,000	XTO Energy, Inc.											1,543,960
																---------
			Total Energy											9,679,118
																-----------

			FINANCE (24.6%)
	16,475	Ambac Financial Group, Inc.									1,183,564
	78,300	Aon Corp.												1,991,952
	7,825	Fairfax Financial Holdings, Ltd.									1,369,923
	24,225	Freddie Mac												1,532,958
	47,882	J.P. Morgan Chase & Co.										1,682,573
	47,421	MBIA, Inc.												2,880,352
	40,300	Popular, Inc.											1,039,740
	29,775	RenaissanceRe Holdings, Ltd.									1,338,088
	31,600	SAFECO Corp.											1,736,104
																-----------
			Total Finance											14,755,254
																------------

			HEALTH CARE (8.5%)
	17,425	Amgen, Inc.1											1,389,644
	10,125	Guidant Corp.											696,600
	45,500	MedImmune, Inc.1											1,292,655
	25,350	Novartis AG ADR											1,234,798
	18,546	Pfizer, Inc.											491,469
																----------
			Total Health Care											5,105,166
																------------

BBH TAX-EFFICIENT EQUITY FUND

July 31, 2005 (unaudited)

	Shares														Value
			COMMON STOCKS (continued)
			INDUSTRIALS (6.4%)
	115,100	Allied Waste Industries, Inc.1								$987,558
	18,700	ARAMARK Corp. (Class B)										520,608
	52,300	Waste Management, Inc.										1,470,676
	19,475	York International Corp.									832,167
																--------
			Total Industrials											3,811,009
																---------

			INFORMATION TECHNOLOGY (16.0%)
	17,325	Affiliated Computer Services, Inc. Class A 1						865,730
	27,440	Dell, Inc.1												1,110,497
	21,400	First Data Corp.											880,396
	106,575	Flextronics International, Ltd.1								1,443,025
	11,675	KLA-Tencor Corp.											603,598
	22,500	Lexmark International, Inc.1									1,410,750
	25,625	Logitech Intlernational S.A.1									998,350
	60,013	Microsoft Corp.											1,536,933
	45,426	STMicroelectronics NV										783,599
																----------
			Total Information Technology									9,632,878
																-----------

			MATERIALS (3.3%)
	21,100	International Flavors & Fragrances, Inc.							800,112
	24,250	Praxair, Inc.											1,197,708
																-----------
			Total Materials											1,997,820
																-------------

			UTILITIES (3.4%)
	33,875		Constellation Energy Group								2,039,614
																-------------
			Total Utilities											2,039,614
																-------------



TOTAL INVESTMENTS (identified cost $53,288,361)2			98.80%				$59,331,228

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES				1.20%					736,853
											-------				-------------
NET ASSETS										100.00%				$60,068,081
        										=========				==============
1    Non-income producing security.

2   The aggregate cost for federal income tax purposes is
 $53,288,361, the aggregate gross unrealized
     appreciation is $7,819,158, and the aggregate gross unrealized depreciation is $1,776,291, resulting in net unrealized appreciation of $6,042,867

ADR - American Depositary Receipt.




        Portfolio holdings are shown as of the date indicated.
        Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list list is not indicative of future portfolio composition.
        These portfolio holdings
        are not intended to be and
        do not constitute recommendations
        that others buy,
         sell, or hold any of the securities listed.

       For more complete information on the fund, call
       1-800-625-5759 for
       a prospectus or visit
      www.bbhfunds.com.

       You should consider the
       fund's investment
      objectives, risks,
       charges, and expenses
       carefully before you invest.
       Information about these
       and other important subjects
       is in the Fund's prospectus,
      which you should read
      carefully before investing.

       The BBH Fund Family is
       managed by Brown Brothers
       Harriman.
       The Distributor is Edgewood
      Services, Inc.
       Date of first use: 8/05.

BBH BROAD MARKET FIXED INCOME FUND
---------------------------------
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)
(expressed in U.S. dollars)

	Principal				Maturity	 						Interest
	Amount				Date								Rate
			ASSET BACKED SECURITIES (5.3%)
 $ 	1,030,000 		Capital One Multi-Asset Execution Trust 2003-B5		08/15/13	4.790%				$1,025,893
  	1,245,000 		Capital One Multi-Asset Execution Trust 2003-C4		08/15/13	6.000 	  		  	1,306,931
  	2,500,000 		Chase Issuance Trust 2005-A51					02/15/12	3.408 	  		  	2,498,750
  	1,720,000 		Citibank Credit Card Issuance Trust 2000-B1		09/15/00	7.050 	  		  	1,727,216
  	1,280,000 		Citibank Credit Card Issuance Trust 2000-C1		09/15/07	7.450 	  		  	1,285,780
  	875,000 		Citibank Credit Card Issuance Trust 2001-C3		05/15/08	6.650 	  		  	891,325
  	1,350,000 		Citibank Credit Card Issuance Trust 2003-C21		03/20/08	4.430 	  		  	1,355,792
  	1,260,000 		MBNA Credit Card Master Note Trust 2001-C3		12/15/08	6.550 	  		  	1,286,715
  	500,000 		Metris Master Trust 2005-1A13					03/21/11	5.330 	  		  	500,064
  	412,392 		Morgan Stanley Capital I 1999-WF1				11/15/31	5.910 	  			414,804

			Total Asset Backed Securities													-----------
			 (Identified cost $12,358,321)												12,293,270
																				-----------
			COLLATERALIZED MORTGAGE BACKED SECURITIES (4.1%)
  	827,432 		Ameriquest Mortgage Securities, Inc. 2005-R31		05/25/35	3.044 	  		  	827,529
  	500,000 		Centex Home Equity 2004-A					08/25/32	4.510 	  		  	498,775
  	415,825 		Centex Home Equity 2005-B					03/25/35	4.020 	  		  	413,964
  	1,200,000 		Countrywide Asset-Backed Certificates 2004-12		12/25/30	4.022 	  		  	1,174,568
  	640,000 		Countrywide Asset-Backed Certificates 2004-13		02/25/31	3.989 	  		  	627,030
  	500,000 		Countrywide Asset-Backed Certificates 2004-S		03/25/20	3.872 	  		  	492,490
  	309,456 		Countrywide Home Equity Loan Trust 2004-N11		02/15/34	3.668 	  		  	309,917
  	519,650 		Countrywide Home Equity Loan Trust 2004-O11		02/15/34	3.668 	  		  	520,600
  	509,761 		Countrywide Home Equity Loan Trust 2004-Q11		12/15/33	3.688 	  		  	510,832
  	979,731 		Credit-Based Asset Servicing and Securitization
				 2003-CB3								12/25/32	2.879 	  		  	961,216
  	521,657 		GMAC Mortgage Corp. Loan Trust 2003-HE2			06/25/25	3.140 	  		  	518,531
  	696,199 		Residential Asset Mortgage Products, Inc.
				 2003-RS8								10/25/27	3.479 	  		  	691,800
  	700,000 		Residential Asset Mortgage Products, Inc.
				 2004-RS7								07/25/28	4.450 	  		  	697,150
  	1,350,000 		Residential Asset Securities Corp. 2004-KS111		01/25/34	3.290 	  			1,354,565
			Total Collateralized Mortgage Backed Securities										----------
			 (Identified cost $9,665,858)													9,598,967
        																			---------

BBH BROAD MARKET FIXED INCOME FUND
------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)
(expressed in U.S. dollars)

	Principal										Maturity	 	Interest
	Amount										Date			Rate					Value
			CORPORATE BONDS (28.6%)
 $ 	300,000 		Abitibi-Consolidated, Inc.				08/01/10		8.550%				$315,000
  	350,000 		Adelphia Communications Corp.2			03/01/07		9.875 	  		  	301,875
  	150,000 		Allied Waste North America Series B			04/01/08		8.875 	  		  	158,250
  	350,000 		ALLTEL Corp.						09/15/05		6.750 	  		  	351,124
  	210,000 		Altria Group, Inc.					07/01/08		7.650 	  		  	225,935
  	345,000 		America Movil SA de CV Series L			03/01/09		4.125 	  		  	334,661
  	960,000 		American Home Products Corp.				03/15/11		6.950 	  		  	1,052,461
  	1,142,000 		Anthem, Inc.						09/01/07		3.500 	  		  	1,117,954
  	965,000 		Associates Corp. of North America			11/01/08		6.250 	  		  	1,014,103
  	945,000 		AT&T Wireless Services, Inc.				03/01/11		7.875 	  		  	1,082,493
  	760,000 		AXA Financial, Inc.					08/01/10		7.750 	  		  	858,143
  	300,000 		Bavaria SA3							11/01/10		8.875 	  		  	333,750
  	880,000 		Bear Stearns & Co., Inc.				12/07/09		7.625 	  		  	979,167
  	695,000 		BellSouth Corp.						11/15/12		4.750 	  		  	689,300
  	680,000 		Brascan Corp.						06/15/12		7.125 	  		  	752,078
  	820,000 		British Telecommunications, Plc.			12/15/05		7.875 	  		  	831,391
  	250,000 		Capital One Bank						06/15/09		5.000 	  		  	252,051
  	760,000 		Capital One Bank						02/21/12		4.800 	  		  	745,257
  	50,000 		CCM Merger, Inc. 144A3					08/01/13		8.000 	  		  	50,937
  	1,000,000 		Cendant Corp.						01/15/08		6.250 	  		  	1,035,195
  	740,000 		Centex Corp.						02/01/11		7.875 	  		  	835,806
  	250,000 		Chiquita Brands International, Inc. 144A3		12/01/15		8.875 	  		  	256,250
  	1,000,000 		Cia Brasileira De Bebida				09/15/13		8.750 	  		  	1,177,500
  	935,000 		CIT Group, Inc.						02/01/10		4.250 	  		  	915,483
  	1,240,000 		Comcast Corp.						03/15/11		5.500 	  		  	1,275,829
  	480,000 		Commerce Group, Inc.					12/09/13		5.950 	  		  	492,974
  	75,000 		Commercial Vehicle Group, Inc. 144A3		07/01/13		8.000 	  		  	78,375
  	690,000 		Computer Science Corp.					06/15/11		7.375 	  		  	774,330
  	800,000 		Countrywide Home Loans, Inc.				12/19/07		4.250 	  		  	793,686
  	460,000 		Countrywide Home Loans, Inc.				09/15/09		4.125 	  		  	448,039
  	1,200,000 		Cox Communications, Inc. Class A			12/15/14		5.450 	  		  	1,205,156
  	1,090,000 		DaimlerChrysler NA Holdings Corp.			01/15/08		4.750 	  		  	1,087,962
  	845,000 		DaimlerChrysler NA Holdings Corp.			06/15/10		4.875 	  		  	835,760
  	100,000 		DaimlerChrysler NA Holdings Corp.			11/15/13		6.500 	  		  	107,812
  	1,300,000 		Deutsche Telekom International Finance BV		06/15/10		8.500 	  		  	1,483,525
  	325,000 		Dollar Financial Group, Inc.				11/15/11		9.750 	  		  	337,188
  	455,000 		Dominion Resources, Inc.				12/15/10		4.750 	  		  	451,872
  	525,000 		EOP Operating LP						01/15/09		6.800 	  		  	555,465
  	700,000 		Everest Reinsurance Holdings				10/15/14		5.400 	  		  	701,706
  	575,000 		First Data Corp.						06/15/15		4.950 	  		  	570,609
  	2,285,000 		Ford Motor Credit Co.					01/15/08		4.950 	  		  	2,200,583
  	350,000 		Fort James Corp.						11/15/21		9.250 	  		  	436,628
  	355,000 		France Telecom SA						03/01/11		8.750 	  		  	406,545
  	1,575,000 		General Electric Capital Corp.			03/04/08		4.125 	  		  	1,562,891
  	2,200,000 		General Motors Acceptance Corp.			08/28/07		6.125 	  		  	2,196,165
  	670,000 		General Motors Acceptance Corp.			12/10/07		4.375 	  		  	633,586
  	1,045,000 		Goldman Sachs Group, Inc.				01/15/12		6.600 	  		  	1,140,194
  	420,000 		GTE California, Inc.					01/15/09		5.500 	  		  	426,885
  	1,080,000 		Harrah's Operating Company, Inc.			07/01/10		5.500 	  		  	1,098,975
  	300,000 		Host Marriott LP						03/15/15		6.375 	  		  	297,000
  	520,000 		International Paper Co.					10/30/201		5.850 	  		  	536,316
  	2,415,000 		Intlernational Lease Finance Corp.			06/02/08		4.625 	  		  	2,408,344
  	300,000 		John Q. Hammons Hotels, Inc.				05/15/01		8.875 	  		  	328,875
  	600,000 		Korea Development Bank					03/02/09		3.875 	  		  	582,766
  	575,000 		KT Corp. 144A3						07/15/15		4.875 	  		  	560,435

BBH BROAD MARKET FIXED INCOME FUND
------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)
(expressed in U.S. dollars)

	Principal										Maturity		Interest
	Amount										Date			Rate					Value
			Corporate Bonds (continued)
 $ 	75,000 		L-3 Communications Corp.				10/15/15		6.375%				$75,938
  	720,000 		Masco Corp.							06/15/15		4.800 	  		  	700,644
  	1,415,000 		MBNA America Bank NA					06/15/12		6.625 	  		  	1,550,793
  	1,240,000 		MetLife, Inc.						12/01/11		6.125 	  		  	1,323,823
  	495,000 		MISC Capital, Ltd.3					07/01/09		5.000 	  		  	498,015
  	1,000,000 		Morgan Stanley						04/01/14		4.750 	  		  	972,002
  	600,000 		Motorola, Inc.						11/15/10		7.625 	  		  	674,521
  	300,000 		NiSource Finance Corp.					11/01/06		3.200 	  		  	296,089
  	705,000 		Pemex Project Funding Master Trust			02/01/09		7.875 	  		  	764,925
  	255,000 		Pemex Project Funding Master Trust			12/15/14		7.375 	  		  	281,775
  	625,000 		Petronas Capital, Ltd.144A3				05/22/12		7.000 	  		  	701,092
  	400,000 		Pinnacle Entertainment, Inc.				10/01/13		8.750 	  		  	431,000
  	300,000 		PolyOne Corp.						05/01/12		8.875 	  		  	300,750
  	585,000 		Popular North America, Inc.				10/01/08		3.875 	  		  	572,878
  	625,000 		Residential Capital Corp. 144A3			06/30/10		6.375 	  		  	635,044
  	410,000 		Resorts International Hotel & Casino		03/15/09		11.500 	  		  	462,788
  	352,000 		Riviera Holdings Corp.					06/15/10		11.000 	  		  	386,320
  	150,000 		RJ Reynolds Tobacco Holdings 144A3			07/15/15		7.300 	  		  	151,875
  	345,000 		Safeway, Inc.						03/01/06		6.150 	  		  	347,859
  	455,000 		Sara Lee Corp.						09/15/11		6.250 	  		  	481,542
  	405,000 		SBC Communications, Inc.				09/15/09		4.125 	  		  	396,417
  	400,000 		SBC Communications, Inc.				09/15/14		5.100 	  		  	402,179
  	660,000 		Sempra Energy						02/01/13		6.000 	  		  	693,093
  	650,000 		Simon Property Group LP1				06/15/08		7.000 	  		  	686,681
  	1,235,000 		SLM Corp.							07/26/10		4.500 	  		  	1,220,907
  	850,000 		Sprint Capital Corp.					01/30/11		7.625 	  		  	959,298
  	380,000 		Sprint Capital Corp.					05/01/19		6.900 	  		  	430,246
  	325,000 		Stone Container Corp.					07/01/12		8.375 	  		  	330,688
  	1,010,000 		Telecom De Puerto Rico					05/15/06		6.650 	  		  	1,026,198
  	480,000 		Telecom Italia Capital3					01/15/10		4.000 	  		  	463,164
  	1,350,000 		Time Warner, Inc.						04/15/01		6.750 	  		  	1,475,998
  	860,000 		Verizon New York, Inc.					04/01/12		6.875 	  		  	936,917
  	1,100,000 		Washington Mutual, Inc.					01/15/09		4.000 	  		  	1,077,701
  	990,000 		Waste Management						11/15/12		6.375 	  		  	1,062,419
  	760,000 		Xl Capital, Ltd.						09/15/14		5.250 	  		  	752,297
  	1,060,000 		York International Corp.				08/15/06		6.625 	  			1,080,364
			Total Corporate Bonds														---------
			 (Identified cost $65,637,629)												66,286,880
																				----------
			FOREIGN GOVERNMENT BOND (8.5%)
  	1,075,000 		Federal Republic of Brazil				10/15/09		14.500 	  		  	1,384,062
  	105,000,000 	Government of Sweden					12/01/09		4.000 	  		  	14,348,716
  	1,075,000 		Republic of Philippines					03/12/09		8.375 	  		  	1,131,438
  	1,075,000 		Republic of Turkey					06/15/10		11.750 	  		  	1,331,656
  	1,075,000 		Republic of Venezuela					08/07/10		5.375 	  		  	1,007,813
  	480,000 		United Mexican States					01/16/13		6.375 	  			507,360
			Total FOREIGN GOVERNMENT BOND													----------
			 (Identified cost $19,640,043)												19,711,045
																				------------
			U.S. GOVERNMENT AGENCY (29.1%)
  	2,000,000 		Federal Home Loan Bank					10/13/06		2.100 	  		  	1,953,556
  	215,503 		Federal Home Loan Mortgage Corp.			12/15/30		6.500 	  		  	216,186
  	5,000,000 		Federal National Mortage Assoc.			09/02/00		4.000 	  		  	4,937,365
  	5,000,000 		Federal National Mortgage Assoc.			06/06/08		4.080 	  			4,963,745


BBH BROAD MARKET FIXED INCOME FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2005 (unaudited)
(expressed in U.S. dollars)

	Principal										Maturity	 	Interest
	Amount										Date			Rate					Value
			U.S. GOVERNMENT AGENCY (continued)
 $ 	434,373 		Federal National Mortgage Assoc.			04/25/15		5.500%				$436,634
  	14,869 		Federal National Mortgage Assoc.			09/25/30		6.500 	  		  	14,833
  	410,659 		Federal National Mortgage Assoc.			07/01/32		7.000 	  		  	432,136
  	1,994,239 		Federal National Mortgage Assoc.			11/01/32		6.000 	  		  	2,038,320
  	1,133,445 		Federal National Mortgage Assoc.			04/01/33		6.000 	  		  	1,158,188
  	228,442 		Federal National Mortgage Assoc.			10/01/33		6.000 	  		  	233,429
  	3,853,773 		Federal National Mortgage Assoc.			08/01/34		6.000 	  		  	3,937,900
  	764,844 		Federal National Mortgage Assoc.			10/01/34		6.000 	  		  	781,629
  	815,687 		Federal National Mortgage Assoc.			11/01/34		6.000 	  		  	833,587
  	383,064 		Federal National Mortgage Assoc.			11/01/34		6.000 	  		  	391,471
  	987,141 		Federal National Mortgage Assoc.			12/01/34		6.000 	  		  	1,008,804
  	1,317,994 		Federal National Mortgage Assoc.			12/01/34		6.000 	  		  	1,346,918
  	9,300,000 		Federal National Mortgage Assoc. (TBA 30YR)	08/05/33		5.000 	  		  	9,157,598
  	11,050,000 		Federal National Mortgage Assoc. (TBA 30YR)	09/05/32		6.000 	  		  	11,271,000
  	1,744,137 		FHLMC Gold Guaranteed					03/01/19		4.000 	  		  	1,683,615
  	722,387 		FHLMC Gold Guaranteed					05/01/19		4.000 	  		  	696,810
  	2,468,119 		FHLMC Gold Guaranteed					05/01/19		4.000 	  		  	2,380,734
  	2,359,774 		FHLMC Gold Guaranteed					12/01/19		4.000 	  		  	2,276,225
  	1,355,930 		FHLMC Gold Guaranteed					12/01/19		4.000 	  		  	1,307,922
  	4,026,467 		FHLMC Gold Guaranteed					02/01/20		4.000 	  		  	3,883,907
  	535,423 		FHLMC Gold Guaranteed					03/01/33		6.000 	  		  	547,114
  	4,421,669 		FHLMC Gold Guaranteed					03/01/34		5.500 	  		  	4,447,415
  	1,904,495 		FHLMC Gold Guaranteed					10/01/34		5.500 	  		  	1,916,765
  	3,076,074 		FHLMC Gold Guaranteed					12/01/34		5.500 	  			3,093,985
			Total U.S. Government Agency													---------
			 (Identified cost $67,939,671)												67,347,791
																				---------
			U.S. TREASURY NOTES AND BONDS (19.6%)
  	2,750,000 		U.S. Treasury Bonds					05/15/16		7.250 	  		  	3,426,758
  	21,050,000 		U.S. Treasury Bonds					08/15/28		5.500 	  		  	23,922,988
  	5,000,000 		U.S. Treasury Notes					10/31/06		2.500 	  		  	4,912,305
  	6,668,490 		U.S. Treasury Notes Tips				01/15/15		1.625 	  		  	6,520,009
  	6,566,321 		U.S. Treasury Notes Tips				07/15/15		1.875 	  			6,553,241
			Total U.S. Treasury Notes and Bonds												---------
			 (Identified cost $44,929,439)												45,335,301
																				---------
			REPURCHASE AGREEMENT (11.7%)
	27,200,000 		Bear Stearns
			(Agreement dated 7/29/05 collateralized by
			U.S. Treasury Bill 3.640% due 01/19/06;
			27,207,321 to be received upon maturity)
			 (Identified cost $27,200,000)				08/01/05		3.230 				27,200,000
																				---------
TOTAL INVESTMENTS (Identified cost $247,370,961)4							106.9%				247,773,254
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS								(6.9)%				(15,907,135)
															------				------------
NET ASSETS														100.0%				$231,866,119
															======				===========

 1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the July 31, 2005 coupon rate.

2  Defaulted security,
     Fund is not currently accruing
        income on security.

3  144A security.

4 The aggregate cost for federal income tax purposes is $247,370,961, the aggregate gross unrealized appreciation is $2,121,712, and the aggregate gross unrealized depreciation is $1,719,419, resulting in net unrealized appreciation of $402,293.

(TIPS) - Treasury Inflation Protected Security.

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------
PORTFOLIO OF INVESTMENTS (continued)
7/31/2005 (unaudited)

At July 31, 2005, the Fund had the following open swap agreements:

                                               			Amount Due to (from)
Notional                                                    Broker
Amount               	Description
23,000,000 	Agreement with Citibank,
		terminating 12/01/05 to pay
		1 month LIBOR plus 0.40%
		monthly and to receive
		the return on the Lehman
		Brothers CMBS Index monthly.				($266,707)

21,000,000 	Agreement with Citibank,
		terminating 06/02/15 to pay
		a fixed rate of 4.425% interest
		and receive the 6 month
		LIBOR paid Semianually.					$286,638

		LIBOR - London Interbank Offered Rate

As of July 31, 2005, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.


        Portfolio holdings are shown as of the date indicated.
         Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list list is not indicative of future portfolio composition.
        These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

       For more complete information on the fund, call
       1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
       You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
       Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

       The BBH Fund Family is managed by Brown Brothers Harriman.
       The Distributor is Edgewood Services, Inc.
       Date of first use: 8/05.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-Q of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
    Securities Fund, BBH International Equity Fund,
    BBH Tax-Efficient Equity Fund, and
    BBH Broad Market Fixed Income Fund,
    ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
   and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  September 22, 2005

/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-Q of BBH
   Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and  BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
  (as defined in rule 30a-3(c) under the Investment
   Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
   and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 22, 2005


/s/ Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -----------------------------



By (Signature and Title)*   /s/ John A. Nielsen
                           ---------------------------
                           John A. Nielsen
                           President
                           (Principle Executive Officer)

Date:  September 22, 2005

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Nancy D. Osborn
                          -------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: September 22, 2005


* Print name and title of each signing
officer under his or her signature.